Commitments and Contingencies (Schedule of Future Minimum Payments under Non-cancelable Operating Leases) (Details) - Dec. 31, 2018 ¥ in Thousands, $ in Thousands	CNY (¥)	USD ($)
2019	¥ 101,947	$ 14,828
2020	75,523	10,984
2021	33,952	4,938
2022	3,712	540
2023 and thereafter	2,124	309
Total	¥ 217,258	$ 31,599